UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  26 Main Street
          Chatham, New Jersey 07928


13F File Number:  028-10370


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Alan Fournier
Title:   Managing Member
Phone:   (973) 701-1100


Signature, Place and Date of Signing:

/s/ Alan Fournier              Chatham, New Jersey           February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         4

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    3,861,098
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number              Name

1.         028-13560                         Pennant Master Fund, L.P.

2.         028-13561                         Pennant Windward Master Fund, L.P.

3.         028-13288                         Broadway Gate Master Fund, Ltd.

4.         028-10746                         Pennant General Partner, LLC


                                                     FORM 13F INFORMATION TABLE
                                                  Pennant Capital Management, LLC
                                                         December 31, 2011
COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4  COLUMN 5             COLUMN 6    COLUMN7          COLUMN 8

                              TITLE OF                   VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP      (x $1000) PRN AMT    PRN CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
ABERCROMBIE & FITCH CO        CL A            002896207   85,314    1,746,800 SH        DEFINED      1,2,4     1,746,800
AEROFLEX HLDG CORP            COM             007767106   34,162    3,336,171 SH        DEFINED      1,3,4     3,336,171
AMGEN INC                     COM             031162100    7,680      119,600 SH        DEFINED       2,4        119,600
APPLE INC                     COM             037833100  170,100      420,000 SH        DEFINED      1,2,4       420,000
BABCOCK & WILCOX CO NEW       COM             05615F102   21,772      901,900 SH        DEFINED      1,2,4       901,900
BROADCOM CORP                 CL A            111320107   14,680      500,000 SH        DEFINED       2,4        500,000
CITIGROUP INC                 COM NEW         172967424   76,457    2,906,000 SH        DEFINED     1,2,3,4    2,906,000
COCA COLA ENTERPRISES INC NE  COM             19122t109  135,403    5,252,239 SH        DEFINED     1,2,3,4    5,252,239
DAVITA INC                    COM             23918K108  248,974    3,284,187 SH        DEFINED     1,2,3,4    3,284,187
DOLLAR GEN CORP NEW           COM             256677105  189,989    4,618,100 SH        DEFINED     1,2,3,4    4,618,100
FAMILY DLR STORES INC         COM             307000109  141,897    2,460,931 SH        DEFINED     1,2,3,4    2,460,931
FIDELITY NATL INFORMATION SV  COM             31620M106  234,400    8,815,348 SH        DEFINED     1,2,3,4    8,815,348
FLUOR CORP NEW                COM             343412102   22,110      440,000 SH        DEFINED      1,2,4       440,000
FOSTER WHEELER AG             COM             H27178104    9,474      495,000 SH        DEFINED      1,2,4       495,000
GOOGLE INC                    CL A            38259p508   90,103      139,500 SH        DEFINED      1,2,4       139,500
HOLOGIC INC                   COM             436440101   66,979    3,825,174 SH        DEFINED      1,2,4     3,825,174
HUMAN GENOME SCIENCES INC     COM             444903108      686       92,800 SH        DEFINED       ,2,4        92,800
HUNTINGTON INGALLS INDS INC   COM             446413106  110,920    3,546,043 SH        DEFINED     1,2,3,4    3,546,043
MIDDLEBY CORP                 COM             596278101   35,747      380,126 SH        DEFINED       3,4        380,126
NVR INC                       COM             62944t105  148,935      217,106 SH        DEFINED     1,2,3,4      217,106
OLD REP INTL CORP             COM             680223104   46,450    5,010,776 SH        DEFINED      1,2,4     5,010,776
PHH CORP                      COM NEW         693320202   58,964    5,510,629 SH        DEFINED     1,2,3,4    5,510,629
PHH CORP                      Note 4.000% 4/1 693320AH6   23,195   23,900,000 SH        DEFINED      1,2,4    23,900,000
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG  71654v101   26,896    1,145,000 SH        DEFINED      1,2,4     1,145,000
PFIZER INC                    COM             717081103   79,128    3,656,574 SH        DEFINED       2,4      3,656,574
QUALCOMM INC                  COM             747525103  239,547    4,379,295 SH        DEFINED     1,2,3,4    4,379,295
QUEST DIAGNOSTICS INC         COM             74834L100   24,844      427,897 SH        DEFINED       ,2,4       427,897
RANGE RES CORP                COM             75281A109  109,014    1,760,000 SH        DEFINED      1,2,4     1,760,000
SENSATA TECHNOLOGIES HLDG BV  SHS             n7902x106  132,495    5,041,672 SH        DEFINED     1,2,3,4    5,041,672
SPRINT NEXTEL CORP            COM SER 1       852061100   45,396   19,400,000 SH        DEFINED      1,2,4    19,400,000
SYMETRA FINL CORP             COM             87151Q106    7,003      772,135 SH        DEFINED       1,4        772,135
TEREX CORP NEW                COM             880779103  104,604    7,742,700 SH        DEFINED     1,2,3,4    7,742,700
TRANSDIGM GROUP INC           COM             893641100  268,552    2,806,774 SH        DEFINED     1,2,3,4    2,806,774
TRIPADVISOR INC               COM             896945201  151,155    5,995,850 SH        DEFINED     1,2,3,4    5,995,850
UNION PAC CORP                COM             907818108  136,052    1,284,234 SH        DEFINED     1,2,3,4    1,284,234
UNITEDHEALTH GROUP INC        COM             91324p102  109,794    2,166,419 SH        DEFINED      1,2,4     2,166,419
UNIVERSAL STAINLESS & ALLOY   COM             913837100   25,620      685,770 SH        DEFINED      1,3,4       685,770
VALERO ENERGY CORP NEW        COM             91913Y100   24,418    1,160,000 SH        DEFINED      1,2,4     1,160,000
WELLPOINT INC                 COM             94973v107  184,240    2,780,976 SH        DEFINED     1,2,3,4    2,780,976
WESCO INTL INC                COM             95082p105  112,408    2,120,500 SH        DEFINED     1,2,3,4    2,120,500
WILLIS GROUP HOLDINGS PUBLIC  SHS             G96666105  105,541    2,720,130 SH        DEFINED     1,2,3,4    2,720,130